Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Member]
Property and Equipment (Textual)
Depreciation expenses	$ 2,115	$ 2,461	$ 2,133